John Hancock
Hedged Equity & Income Fund
Quarterly portfolio holdings 3/31/2023

Fund’s investments
As of 3-31-23 (unaudited)
	Shares	Value
Common stocks 96.9%		$136,409,207
(Cost $141,145,997)
Communication services 6.8%		9,610,493
Diversified telecommunication services 3.9%
AT&T, Inc.	25,966	499,846
BCE, Inc.	2,864	128,292
BT Group PLC	41,982	75,623
Deutsche Telekom AG	24,996	605,710
Elisa OYJ	9,378	565,600
Koninklijke KPN NV	312,131	1,102,936
KT Corp.	3,628	82,028
Magyar Telekom Telecommunications PLC	22,405	25,625
Orange Polska SA	30,092	47,728
Orange SA	10,264	121,938
Proximus SADP	6,860	66,338
Spark New Zealand, Ltd.	194,693	616,826
Swisscom AG	925	590,309
Telefonica Brasil SA	10,371	79,106
Telenor ASA	8,270	96,967
Verizon Communications, Inc.	18,447	717,404
Entertainment 0.0%
DeNA Company, Ltd.	3,950	53,980
Interactive media and services 0.0%
Baidu, Inc., Class A (A)	819	15,431
Media 2.1%
Comcast Corp., Class A	24,351	923,146
Criteo SA, ADR (A)	364	11,468
Fuji Media Holdings, Inc.	2,665	24,071
Hakuhodo DY Holdings, Inc.	4,370	49,545
Megacable Holdings SAB de CV, Series CPO	16,204	41,454
Metropole Television SA	3,192	51,772
Nippon Television Holdings, Inc.	5,750	49,576
Omnicom Group, Inc.	2,566	242,076
Paramount Global, Class B	4,524	100,930
RTL Group SA	1,554	76,556
Television Francaise 1	7,345	64,883
TV Asahi Holdings Corp.	3,950	45,018
Vivendi SE	53,694	542,929
WPP PLC	64,235	763,170
Wireless telecommunication services 0.8%
Intouch Holdings PCL	263,174	570,297
KDDI Corp.	17,810	549,220
MTN Group, Ltd.	1,772	12,695
Consumer discretionary 7.1%		10,019,338
Automobile components 0.9%
Cie Generale des Etablissements Michelin SCA	18,201	555,554
Continental AG	896	67,137
Hankook Tire & Technology Company, Ltd.	2,243	59,996
Hyundai Mobis Company, Ltd.	493	81,882
NOK Corp.	5,425	60,102
Stanley Electric Company, Ltd.	4,038	89,767
Sumitomo Electric Industries, Ltd.	7,450	95,710
2	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Consumer discretionary (continued)
Automobile components (continued)
Sumitomo Rubber Industries, Ltd.	5,980	$54,104
Tachi-S Company, Ltd.	2,670	24,238
Tokai Rika Company, Ltd.	4,010	49,385
Toyoda Gosei Company, Ltd.	2,480	42,789
Toyota Boshoku Corp.	2,080	33,655
TS Tech Company, Ltd.	4,310	54,732
Unipres Corp.	4,220	29,381
Automobiles 2.1%
Bayerische Motoren Werke AG	8,342	914,271
Dongfeng Motor Group Company, Ltd., H Shares	204,656	96,140
Great Wall Motor Company, Ltd., H Shares	42,791	52,947
Hero MotoCorp, Ltd.	3,433	98,056
Honda Motor Company, Ltd.	6,460	170,875
Isuzu Motors, Ltd.	75,512	902,443
Mercedes-Benz Group AG	1,171	90,053
Nissan Motor Company, Ltd.	25,580	96,810
Renault SA (A)	1,956	79,719
Stellantis NV	7,896	143,599
Subaru Corp.	4,504	71,900
Toyota Motor Corp.	14,134	201,203
Broadline retail 0.0%
ASKUL Corp.	4,090	53,248
Diversified consumer services 0.0%
Benesse Holdings, Inc.	360	5,275
Hotels, restaurants and leisure 1.2%
Darden Restaurants, Inc.	1,052	163,228
McDonald’s Corp.	1,360	380,270
OPAP SA	31,371	503,158
Sands China, Ltd. (A)	161,820	562,161
Household durables 0.5%
Coway Company, Ltd.	1,582	63,849
De’ Longhi SpA	2,110	48,146
Garmin, Ltd.	515	51,974
Newell Brands, Inc.	4,201	52,260
Nikon Corp.	5,535	56,823
Sekisui House, Ltd.	21,632	440,887
Specialty retail 2.3%
Adastria Company, Ltd.	1,780	32,909
CECONOMY AG (A)	8,478	23,114
Industria de Diseno Textil SA	31,387	1,054,452
Kingfisher PLC	13,176	42,591
Mr. Price Group, Ltd.	12,885	104,429
The Home Depot, Inc.	6,120	1,806,134
The TJX Companies, Inc.	2,085	163,381
Xebio Holdings Company, Ltd.	4,285	33,973
Textiles, apparel and luxury goods 0.1%
Sanyo Shokai, Ltd.	1,510	17,794
The Swatch Group AG, Bearer Shares	325	111,927
Yue Yuen Industrial Holdings, Ltd.	21,971	30,907
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	3

	Shares	Value
Consumer staples 7.0%		$9,810,204
Beverages 0.9%
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,778	12,642
Anhui Gujing Distillery Company, Ltd., B Shares	5,200	92,854
Cia Cervecerias Unidas SA, ADR	2,298	35,918
Coca-Cola Icecek AS	4,505	47,892
Embotelladora Andina SA, Series B, ADR	4,458	69,322
Kirin Holdings Company, Ltd.	6,220	98,405
PepsiCo, Inc.	2,126	387,570
The Coca-Cola Company	8,225	510,197
Consumer staples distribution and retail 0.4%
Atacadao SA	24,909	60,891
BIM Birlesik Magazalar AS	6,694	51,991
Carrefour SA	5,568	112,572
J Sainsbury PLC	18,462	63,531
Marks & Spencer Group PLC (A)	7,742	15,972
Sundrug Company, Ltd.	1,191	32,675
Sysco Corp.	1,394	107,659
Tsuruha Holdings, Inc.	1,085	72,569
Food products 1.5%
Archer-Daniels-Midland Company	2,032	161,869
Astral Foods, Ltd.	2,927	26,046
General Mills, Inc.	1,281	109,474
Kellogg Company	11,424	764,951
Mondelez International, Inc., Class A	2,184	152,268
Nestle SA	6,028	734,997
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	224,782	15,296
The Kraft Heinz Company	1,512	58,469
Ulker Biskuvi Sanayi AS (A)	19,050	30,976
WH Group, Ltd. (B)	120,482	71,825
Household products 1.2%
Colgate-Palmolive Company	3,865	290,455
Kimberly-Clark Corp.	1,527	204,954
The Procter & Gamble Company	8,072	1,200,226
Personal care products 0.8%
Unilever PLC	16,857	873,513
Unilever PLC, ADR	5,356	278,137
Tobacco 2.2%
Altria Group, Inc.	14,482	646,187
British American Tobacco PLC	9,515	333,542
Philip Morris International, Inc.	21,433	2,084,359
Energy 8.7%		12,215,865
Energy equipment and services 0.1%
Baker Hughes Company	4,500	129,870
Fugro NV (A)	2,633	33,456
Trican Well Service, Ltd.	8,345	19,018
Oil, gas and consumable fuels 8.6%
ARC Resources, Ltd.	3,141	35,628
BP PLC	40,652	256,942
Cameco Corp.	1,782	46,663
Chevron Corp.	5,854	955,139
China Shenhua Energy Company, Ltd., H Shares	16,071	50,574
Coal India, Ltd.	61,421	159,377
4	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
ConocoPhillips	4,476	$444,064
Coterra Energy, Inc.	42,681	1,047,392
Diamondback Energy, Inc.	385	52,040
Enbridge, Inc.	24,091	918,542
Eni SpA	22,904	319,428
EOG Resources, Inc.	6,972	799,200
Equinor ASA	36,052	1,024,901
Exxon Mobil Corp.	10,951	1,200,887
Foresight Energy LLC (A)	191	2,096
Inpex Corp.	6,761	71,548
Oil & Natural Gas Corp., Ltd.	186,050	342,763
Oil India, Ltd.	16,297	49,702
OMV AG	4,655	213,772
Phillips 66	1,102	111,721
Polski Koncern Naftowy ORLEN SA	19,104	257,866
Shell PLC	13,837	394,335
TC Energy Corp.	25,223	981,112
TotalEnergies SE	32,110	1,893,323
Ultrapar Participacoes SA	24,454	67,354
Woodside Energy Group, Ltd.	8,513	190,182
Yankuang Energy Group Company, Ltd., H Shares	41,048	146,970
Financials 21.6%		30,424,552
Banks 11.5%
ABN AMRO Bank NV (B)	40,119	636,185
AIB Group PLC	17,012	68,857
Banco Bilbao Vizcaya Argentaria SA	13,144	93,971
Banco Bradesco SA, ADR	37,364	97,894
Banco do Brasil SA	21,622	166,843
Bank Mandiri Persero Tbk PT	1,156,930	796,716
Bank of America Corp.	32,670	934,362
Bank of Beijing Company, Ltd., Class A	107,200	68,696
Bank of Chengdu Company, Ltd., Class A	25,500	50,331
Bank of Ireland Group PLC	8,424	85,237
Bank of Jiangsu Company, Ltd., Class A	90,000	92,057
BNP Paribas SA	2,456	146,666
BPER Banca	33,302	81,937
CaixaBank SA	24,569	95,867
Canara Bank	14,510	50,273
China CITIC Bank Corp., Ltd., H Shares	168,996	85,016
CIMB Group Holdings BHD	58,645	70,676
Dah Sing Financial Holdings, Ltd.	9,965	25,594
DBS Group Holdings, Ltd.	22,468	558,593
DGB Financial Group, Inc.	7,116	37,791
DNB Bank ASA	40,800	730,146
Erste Group Bank AG	3,189	105,649
FinecoBank Banca Fineco SpA	41,245	631,919
Grupo Financiero Banorte SAB de CV, Series O	9,430	79,396
HSBC Holdings PLC	102,832	698,897
Huntington Bancshares, Inc.	7,408	82,970
Industrial Bank of Korea	52,355	407,170
ING Groep NV	10,725	127,363
JPMorgan Chase & Co.	10,173	1,325,644
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	5

	Shares	Value
Financials (continued)
Banks (continued)
Kasikornbank PCL	17,152	$66,535
Kasikornbank PCL, NVDR	5,493	21,308
KB Financial Group, Inc.	3,176	115,994
Krung Thai Bank PCL	1,133,144	547,178
Lloyds Banking Group PLC	897,408	527,628
M&T Bank Corp.	3,723	445,159
Mitsubishi UFJ Financial Group, Inc.	132,709	850,488
Mizuho Financial Group, Inc.	17,158	243,087
NatWest Group PLC	165,035	538,513
Regions Financial Corp.	6,237	115,759
Resona Holdings, Inc.	18,330	88,426
Royal Bank of Canada	10,081	964,091
Sberbank of Russia PJSC, ADR (A)(C)	3,353	1,133
Security Bank Corp.	22,916	38,897
Shinhan Financial Group Company, Ltd.	6,337	172,147
Societe Generale SA	4,217	95,015
Standard Chartered PLC	19,953	151,225
Sumitomo Mitsui Trust Holdings, Inc.	3,360	115,436
The Bank of Nova Scotia	18,578	935,704
The Tochigi Bank, Ltd.	8,590	17,808
Truist Financial Corp.	8,578	292,510
U.S. Bancorp	7,972	287,391
Unicaja Banco SA (B)	45,317	48,721
UniCredit SpA	44,010	829,494
VTB Bank PJSC, GDR (A)(C)	55,420	776
Woori Financial Group, Inc.	29,567	260,091
Capital markets 3.1%
Ares Management Corp., Class A	15,503	1,293,570
BlackRock, Inc.	604	404,148
CME Group, Inc.	2,151	411,960
Ichiyoshi Securities Company, Ltd.	3,730	17,052
Morgan Stanley	3,365	295,447
Nomura Holdings, Inc.	8,493	32,743
The Blackstone Group, Inc.	5,759	505,871
The Carlyle Group, Inc.	1,621	50,348
The Goldman Sachs Group, Inc.	545	178,275
UBS Group AG	56,639	1,198,526
Consumer finance 0.0%
Vanquis Banking Group PLC	10,913	31,938
Financial services 0.4%
Equitable Holdings, Inc.	4,744	120,450
Fidelity National Information Services, Inc.	3,318	180,267
FirstRand, Ltd.	95,265	322,891
Insurance 6.3%
Admiral Group PLC	12,082	303,390
Ageas SA/NV	1,735	75,053
Allianz SE	3,012	695,278
American Financial Group, Inc.	1,384	168,156
American International Group, Inc.	3,070	154,605
Assicurazioni Generali SpA	12,602	251,090
Aviva PLC	26,651	133,125
AXA SA	57,066	1,741,516
6	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
Caixa Seguridade Participacoes S/A	36,184	$62,824
China Reinsurance Group Corp., H Shares	583,252	40,845
Chubb, Ltd.	652	126,605
Dai-ichi Life Holdings, Inc.	5,375	98,811
Japan Post Holdings Company, Ltd.	64,655	524,738
Legal & General Group PLC	142,826	422,423
MetLife, Inc.	4,959	287,324
MS&AD Insurance Group Holdings, Inc.	3,410	105,679
Muenchener Rueckversicherungs-Gesellschaft AG	599	209,432
Old Mutual, Ltd.	78,544	52,066
Phoenix Group Holdings PLC	75,175	507,914
Powszechny Zaklad Ubezpieczen SA	14,443	117,606
Sanlam, Ltd.	25,757	81,740
Suncorp Group, Ltd.	6,894	56,015
T&D Holdings, Inc.	10,645	131,933
The Progressive Corp.	793	113,447
Tokio Marine Holdings, Inc.	43,163	830,669
Tongyang Life Insurance Company, Ltd. (A)	4,750	13,956
Tryg A/S	17,189	375,847
Zurich Insurance Group AG	2,354	1,128,034
Mortgage real estate investment trusts 0.3%
Annaly Capital Management, Inc.	19,242	367,715
Health care 11.0%		15,507,344
Biotechnology 0.8%
AbbVie, Inc.	4,477	713,499
Amgen, Inc.	1,217	294,210
Gilead Sciences, Inc.	1,906	158,141
Health care equipment and supplies 0.3%
Koninklijke Philips NV	6,497	119,330
Medtronic PLC	3,429	276,446
Paramount Bed Holdings Company, Ltd.	1,210	21,589
Health care providers and services 0.3%
Alfresa Holdings Corp.	3,950	50,610
CVS Health Corp.	3,299	245,149
Fresenius SE & Company KGaA	3,764	101,640
Netcare, Ltd.	47,313	39,495
Life sciences tools and services 0.0%
CMIC Holdings Company, Ltd.	1,250	19,565
Pharmaceuticals 9.6%
AstraZeneca PLC	6,546	906,976
AstraZeneca PLC, ADR	3,494	242,519
Bayer AG	8,992	574,423
Bristol-Myers Squibb Company	10,052	696,704
Eisai Company, Ltd.	660	37,488
Eli Lilly & Company	324	111,268
Genomma Lab Internacional SAB de CV, Class B	58,515	47,117
GSK PLC	11,142	196,871
Johnson & Johnson	17,071	2,646,000
Kissei Pharmaceutical Company, Ltd.	1,560	31,148
Merck & Company, Inc.	25,496	2,712,519
Novartis AG	14,589	1,339,540
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	7

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Ono Pharmaceutical Company, Ltd.	3,910	$81,477
Orion OYJ, Class B	11,880	531,011
Pfizer, Inc.	57,915	2,362,932
Roche Holding AG	2,633	752,360
Sanofi	785	85,156
Takeda Pharmaceutical Company, Ltd.	3,415	112,161
Industrials 10.6%		14,898,722
Aerospace and defense 2.1%
Austal, Ltd.	15,217	17,586
Babcock International Group PLC (A)	14,618	54,002
BAE Systems PLC	106,824	1,292,156
Dassault Aviation SA	247	48,864
General Dynamics Corp.	932	212,692
L3Harris Technologies, Inc.	644	126,379
Lockheed Martin Corp.	2,317	1,095,315
Raytheon Technologies Corp.	1,412	138,277
Air freight and logistics 0.7%
bpost SA	3,859	22,004
Deutsche Post AG	12,390	580,294
United Parcel Service, Inc., Class B	1,253	243,069
Yamato Holdings Company, Ltd.	5,560	95,439
Building products 0.7%
Cie de Saint-Gobain	2,391	135,913
Geberit AG	254	141,846
Johnson Controls International PLC	11,899	716,558
Commercial services and supplies 0.0%
Aeon Delight Company, Ltd.	1,839	42,244
Prosegur Cia de Seguridad SA	16,998	33,715
Construction and engineering 0.8%
Bouygues SA	28,984	977,516
Chiyoda Corp. (A)	5,495	16,290
Implenia AG	514	21,570
JGC Holdings Corp.	5,415	67,298
Electrical equipment 0.7%
ABB, Ltd.	16,623	571,856
Cosel Company, Ltd.	3,610	31,027
Eaton Corp. PLC	970	166,200
Emerson Electric Company	2,197	191,447
Ushio, Inc.	2,340	29,531
Zumtobel Group AG	2,088	16,152
Ground transportation 0.5%
Aurizon Holdings, Ltd.	223,514	503,434
Canadian National Railway Company	1,215	143,364
Industrial conglomerates 0.8%
3M Company	2,469	259,517
Aboitiz Equity Ventures, Inc.	543,225	485,261
Honeywell International, Inc.	644	123,081
Siemens AG	1,261	204,287
Machinery 1.6%
Amada Company, Ltd.	6,890	64,583
Daimler Truck Holding AG (A)	4,038	136,279
8	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Industrials (continued)
Machinery (continued)
Duerr AG	1,128	$40,532
Hino Motors, Ltd. (A)	10,050	42,084
Hisaka Works, Ltd.	2,340	15,801
Kone OYJ, B Shares	1,477	77,031
Makino Milling Machine Company, Ltd.	1,600	58,801
Makita Corp.	3,517	87,590
OKUMA Corp.	1,170	52,399
OSG Corp.	2,970	44,791
PACCAR, Inc.	7,228	529,090
SKF AB, B Shares	36,436	717,676
Stanley Black & Decker, Inc.	2,060	165,995
Sumitomo Heavy Industries, Ltd.	3,050	74,793
THK Company, Ltd.	4,030	93,414
Wartsila OYJ ABP	7,676	72,440
Passenger airlines 0.1%
easyJet PLC (A)	14,610	93,372
Japan Airlines Company, Ltd.	3,040	59,274
Professional services 1.3%
Adecco Group AG	2,880	104,904
Bureau Veritas SA	26,184	752,331
Hays PLC	43,582	60,313
Pagegroup PLC	8,758	49,307
Paychex, Inc.	2,122	243,160
Randstad NV	9,370	556,247
SThree PLC	4,758	24,430
Trading companies and distributors 0.9%
Marubeni Corp.	3,736	50,809
Mitsui & Company, Ltd.	2,478	77,239
SIG PLC (A)	18,295	9,896
Sumitomo Corp.	20,362	360,720
Triton International, Ltd.	12,444	786,710
Transportation infrastructure 0.4%
International Container Terminal Services, Inc.	150,909	592,527
Information technology 9.0%		12,695,680
Communications equipment 1.5%
Cisco Systems, Inc.	36,136	1,889,009
Nokia OYJ	22,640	111,137
Telefonaktiebolaget LM Ericsson, B Shares	15,211	89,164
Electronic equipment, instruments and components 0.5%
Alps Alpine Company, Ltd.	4,930	47,444
Corning, Inc.	5,900	208,152
E Ink Holdings, Inc.	11,863	72,408
Foxconn Technology Company, Ltd.	22,710	41,790
Hon Hai Precision Industry Company, Ltd.	18,204	62,312
Maxell, Ltd.	3,890	45,273
Nippon Chemi-Con Corp. (A)	2,910	46,406
PAX Global Technology, Ltd.	14,114	11,852
Shengyi Technology Company, Ltd., Class A	20,400	54,877
Sunny Optical Technology Group Company, Ltd.	5,904	71,241
IT services 1.1%
Accenture PLC, Class A	589	168,342
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	9

	Shares	Value
Information technology (continued)
IT services (continued)
IBM Corp.	5,696	$746,689
Itochu Techno-Solutions Corp.	18,839	464,192
Obic Company, Ltd.	312	49,419
Otsuka Corp.	2,243	79,660
SCSK Corp.	5,133	75,157
Sopra Steria Group SACA	117	24,587
Semiconductors and semiconductor equipment 4.3%
ams AG (A)	7,104	55,359
Analog Devices, Inc.	3,526	695,398
ASMPT, Ltd.	8,975	89,014
Broadcom, Inc.	1,247	800,000
Intel Corp.	17,336	566,367
MediaTek, Inc.	1,925	49,908
Microchip Technology, Inc.	1,022	85,623
Miraial Company, Ltd.	1,740	21,607
NVIDIA Corp.	616	171,106
NXP Semiconductors NV	959	178,830
Qualcomm, Inc.	7,037	897,780
Taiwan Semiconductor Manufacturing Company, Ltd.	39,000	683,460
Texas Instruments, Inc.	9,676	1,799,833
Tokyo Seimitsu Company, Ltd.	695	26,981
Software 0.4%
The Sage Group PLC	28,472	273,229
TOTVS SA	11,399	63,332
Trend Micro, Inc.	4,583	224,844
Technology hardware, storage and peripherals 1.2%
Apple, Inc.	1,303	214,865
Canon, Inc.	24,596	547,749
Catcher Technology Company, Ltd.	9,178	57,374
Chicony Electronics Company, Ltd.	18,330	57,378
HP, Inc.	14,187	416,388
Lenovo Group, Ltd.	44,611	48,332
Quadient SA	2,462	44,971
Samsung Electronics Company, Ltd.	1,053	52,072
Seagate Technology Holdings PLC	2,278	150,621
Wiwynn Corp.	1,729	64,148
Materials 5.5%		7,720,860
Chemicals 1.1%
BASF SE	4,114	215,979
China BlueChemical, Ltd., H Shares	71,962	18,579
Evonik Industries AG	3,001	63,138
International Flavors & Fragrances, Inc.	902	82,948
LyondellBasell Industries NV, Class A	3,019	283,454
Nissan Chemical Corp.	7,438	337,812
PPG Industries, Inc.	1,635	218,403
Yara International ASA	9,168	398,446
Construction materials 0.3%
HeidelbergCement AG	1,909	139,390
Holcim, Ltd. (A)	1,908	123,049
Imerys SA	1,163	50,243
Taiheiyo Cement Corp.	3,020	56,756
10	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials (continued)
Construction materials (continued)
Vicat SA	1,038	$31,149
Containers and packaging 0.0%
Nampak, Ltd. (A)	43,391	2,282
Metals and mining 3.9%
African Rainbow Minerals, Ltd.	7,938	103,240
Anglo American Platinum, Ltd.	901	48,367
Anglo American PLC	2,874	95,594
Barrick Gold Corp.	5,620	104,333
BHP Group, Ltd.	21,012	664,272
Boliden AB	14,068	552,650
Centamin PLC	35,637	45,911
Centerra Gold, Inc.	7,207	46,554
Dowa Holdings Company, Ltd.	1,550	49,845
Eldorado Gold Corp. (A)	4,937	51,147
Endeavour Mining PLC	2,814	67,815
Eregli Demir ve Celik Fabrikalari TAS (A)	30,583	56,590
Fortescue Metals Group, Ltd.	11,749	176,606
Fresnillo PLC	6,390	59,006
Glencore PLC	8,960	51,558
Impala Platinum Holdings, Ltd.	9,131	84,045
Kinross Gold Corp.	3,729	17,564
Kyoei Steel, Ltd.	2,480	30,184
Maruichi Steel Tube, Ltd.	2,090	46,012
Mineral Resources, Ltd.	1,631	88,167
Neturen Company, Ltd.	3,480	18,292
Nippon Steel Corp.	24,299	573,007
Norsk Hydro ASA	2,397	17,890
OceanaGold Corp.	18,248	45,232
Rio Tinto PLC	20,039	1,360,205
Rio Tinto PLC, ADR	2,227	152,772
Rio Tinto, Ltd.	9,547	767,099
Yodogawa Steel Works, Ltd.	1,150	23,650
Zijin Mining Group Company, Ltd., H Shares	32,413	54,077
Paper and forest products 0.2%
Mondi PLC	4,079	64,762
UPM-Kymmene OYJ	5,442	182,786
Real estate 2.4%		3,380,414
Diversified REITs 0.4%
Fibra Uno Administracion SA de CV	36,465	51,055
Land Securities Group PLC	5,912	45,384
Stockland	144,192	386,116
The British Land Company PLC	8,628	41,386
WP Carey, Inc.	739	57,236
Health care REITs 0.4%
Healthcare Realty Trust, Inc.	11,107	214,698
Medical Properties Trust, Inc.	29,456	242,128
Welltower, Inc.	2,277	163,238
Hotel and resort REITs 0.1%
Host Hotels & Resorts, Inc.	4,317	71,187
Office REITs 0.2%
Nippon Building Fund, Inc.	75	312,190
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	11

	Shares	Value
Real estate (continued)
Real estate management and development 0.7%
C&D International Investment Group, Ltd.	22,860	$75,077
CK Asset Holdings, Ltd.	14,804	89,752
Daito Trust Construction Company, Ltd.	506	50,413
Land & Houses PCL, NVDR	388,889	112,121
Mitsubishi Estate Company, Ltd.	6,600	78,505
Swire Properties, Ltd.	212,972	548,127
Retail REITs 0.1%
Simon Property Group, Inc.	1,449	162,245
Specialized REITs 0.5%
Crown Castle, Inc.	1,650	220,836
Digital Realty Trust, Inc.	615	60,461
Gaming and Leisure Properties, Inc.	4,670	243,120
Weyerhaeuser Company	5,149	155,139
Utilities 7.2%		10,125,735
Electric utilities 3.9%
American Electric Power Company, Inc.	3,156	287,164
CEZ AS	4,304	208,946
Duke Energy Corp.	11,847	1,142,880
Edison International	9,802	691,923
EDP - Energias de Portugal SA	104,772	570,894
Exelon Corp.	25,262	1,058,225
Iberdrola SA	51,355	639,770
NextEra Energy, Inc.	3,137	241,800
Terna - Rete Elettrica Nazionale	41,356	339,425
The Southern Company	3,096	215,420
Verbund AG	1,103	95,942
Gas utilities 0.4%
APA Group	7,414	50,365
ENN Energy Holdings, Ltd.	33,560	459,536
Independent power and renewable electricity producers 0.0%
Ratch Group PCL, NVDR	44,238	49,890
Multi-utilities 2.9%
Dominion Energy, Inc.	1,396	78,050
Engie SA	115,097	1,821,374
National Grid PLC	95,015	1,285,268
Sempra Energy	1,560	235,810
Veolia Environnement SA	19,537	602,857
Water utilities 0.0%

Cia de Saneamento Basico do Estado de Sao Paulo	5,027	50,196

Preferred securities 0.8%		$1,065,401
(Cost $918,783)
Consumer discretionary 0.6%		845,016
Automobiles 0.6%
Hyundai Motor Company	5,902	429,070
Hyundai Motor Company, 2nd Preferred	5,631	415,946
Consumer staples 0.1%		92,081
Household products 0.1%
Henkel AG & Company KGaA	1,177	92,081
12	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy 0.1%		$71,750
Oil, gas and consumable fuels 0.1%
Raizen SA	127,600	71,750
Materials 0.0%		56,554
Chemicals 0.0%

Fuchs Petrolub SE	1,387	56,554

Closed-end funds 0.0%		$33,786
(Cost $27,436)
Sprott Physical Uranium Trust (A)	2,890	33,786

	Par value^	Value
Escrow certificates 0.0%		$0
(Cost $194)
Texas Competitive Electric Holdings Company LLC (A)(C)	500,000	0

Total investments (Cost $142,092,410) 97.7%	$137,508,394
Other assets and liabilities, net 2.3%	3,252,810
Total net assets 100.0%	$140,761,204

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
The fund had the following country composition as a percentage of net assets on 3-31-23:
United States	40.2%
United Kingdom	9.0%
Japan	8.3%
France	7.1%
Switzerland	5.0%
Germany	3.4%
Canada	3.1%
Australia	2.1%
Netherlands	2.1%
Italy	1.8%
Other countries	17.9%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	13

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	30	Long	Jun 2023	$5,842,474	$6,206,625	$364,151
Euro STOXX 50 Index Futures	207	Short	Jun 2023	(9,132,546)	(9,565,582)	(433,036)
FTSE 100 Index Futures	73	Short	Jun 2023	(6,798,477)	(6,879,129)	(80,652)
MSCI EAFE Index Futures	70	Short	Jun 2023	(7,022,773)	(7,337,750)	(314,977)
MSCI Emerging Markets Index Futures	27	Short	Jun 2023	(1,295,604)	(1,343,925)	(48,321)
TOPIX Index Futures	28	Short	Jun 2023	(4,247,727)	(4,225,042)	22,685
						$(490,150)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	2,487,969	CAD	3,435,000	MSI	6/21/2023	—	$(56,873)
USD	2,952,443	CHF	2,720,000	GSI	6/21/2023	—	(45,399)
USD	9,309,706	EUR	8,671,000	DB	6/21/2023	—	(135,293)
USD	2,806,490	EUR	2,576,000	SCB	6/21/2023	$549	—
USD	8,869,877	GBP	7,483,000	GSI	6/21/2023	—	(375,268)
USD	4,671,105	JPY	624,800,000	MSI	6/21/2023	—	(88,459)
USD	1,286,840	NOK	13,380,000	MSI	6/21/2023	4,386	—
						$4,935	$(701,292)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
USD	U.S. Dollar

Derivatives Abbreviations
DB	Deutsche Bank AG
GSI	Goldman Sachs International
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
SCB	Standard Chartered Bank
14	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2023, by major security category or type:
	Total value at 3-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$9,610,493	$2,743,722	$6,866,771	—
Consumer discretionary	10,019,338	2,617,247	7,402,091	—
Consumer staples	9,810,204	7,122,906	2,687,298	—
Energy	12,215,865	6,808,630	5,407,235	—
Financials	30,424,552	10,448,735	19,973,908	$1,909
Health care	15,507,344	10,506,504	5,000,840	—
Industrials	14,898,722	5,140,854	9,757,868	—
Information technology	12,695,680	9,052,335	3,643,345	—
Materials	7,720,860	1,070,222	6,650,638	—
Real estate	3,380,414	1,641,343	1,739,071	—
Utilities	10,125,735	4,001,468	6,124,267	—
Preferred securities
Consumer discretionary	845,016	—	845,016	—
Consumer staples	92,081	—	92,081	—
|	15

	Total value at 3-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Energy	$71,750	$71,750	—	—
Materials	56,554	—	$56,554	—
Closed-end funds	33,786	33,786	—	—
Total investments in securities	$137,508,394	$61,259,502	$76,246,983	$1,909
Derivatives:
Assets
Futures	$386,836	$386,836	—	—
Forward foreign currency contracts	4,935	—	$4,935	—
Liabilities
Futures	(876,986)	(876,986)	—	—
Forward foreign currency contracts	(701,292)	—	(701,292)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
16	|